Consolidated Investment Entities - Maximum Exposure (Details) (VIEs, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
VIEs
Variable Interest Entity [Line Items]
Carrying amount	$ 0	$ 0
Maximum exposure to loss	0	0
Assets of nonconsolidated investment entities	1,640.4	1,792.2
Liabilities of nonconsolidated investment entities	$ 1,639.0	$ 1,772.9